Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014 Plans	Mar. 31, 2013	Dec. 31, 2011	Mar. 31, 2011
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Applicable corporate tax rate	25.00%	25.00%	25.00%	24.00%
Number of active plans		3
Tax benefits relating to investment tax credits	$ 613	$ 1,439	$ 1,320	$ 1,954
Deferred income taxes of undistributed earnings		551,354
Amount of interest and penalties recognized on the consolidated statement of operations	806	751	(2,730)	60
Amount of interest and penalties recognized on the consolidated balance sheet		2,567	1,968
Amount of unrecognized tax benefits	13,828	6,858	6,634		14,425
Fiscal Year Ended March 31, 2015 and Onwards [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Applicable corporate tax rate		26.50%
Plan (3+4) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Corporate tax exemption period		2 years
Additional corporate tax exemption period		13 years
Plan 5 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Corporate tax exemption period		2 years
Additional corporate tax exemption period		8 years
Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Corporate tax exemption period		2 years
Additional corporate tax exemption period		8 years
Approved Enterprises [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Number of active plans		2
Benefited Enterprise [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Number of active plans		1
Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses		0
Minimum [Member] | Plan (3+4) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates		10.00%
Minimum [Member] | Plan 5 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates		10.00%
Minimum [Member] | Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates		10.00%
Maximum [Member] | Plan (3+4) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates		25.00%
Maximum [Member] | Plan 5 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates		25.00%
Maximum [Member] | Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates		25.00%
U.K. Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses		10,083
Irish Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses		82,529
Canadian Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses		0
U.S. Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses		0
Hungarian Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses		$ 0